Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Schwab U.S. REIT ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. REIT ETF
Class Name	Schwab U.S. REIT ETF
Trading Symbol	SCHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$4	0.07% *
*
Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011)[1,2]	3.54%	12.33%	2.23%	3.65%
S&P 500® Index[3]	12.37%	20.38%	12.79%	15.37%
Dow Jones Equity All REIT Capped Index[4]	3.61%	12.44%	2.31%	N/A
REIT Spliced Index	3.61%	12.44%	2.31%	3.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
4
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.

Performance Inception Date	Jan. 13, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 11,202,000,000
Holdings Count | Holding	118
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$11,202
Number of Holdings (excludes derivatives)	118
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	3%
Weighted Average Market Cap (millions)	$57,844
Price/Earnings Ratio (P/E)	30.5
Price/Book Ratio (P/B)	2.7

Holdings [Text Block]
Industry Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment
Company
Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Broad Market ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Broad Market ETF
Class Name	Schwab Fundamental U.S. Broad Market ETF
Trading Symbol	FNDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$13	0.25% *
*
Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013)[1,2]	12.04%	27.19%	13.29%	14.11%
Russell 3000® Index[3]	12.17%	20.10%	11.80%	14.84%
RAFI Fundamental High Liquidity US All Index[4]	12.21%	27.53%	N/A	N/A
Fundamental US All Spliced Index	12.21%	27.53%	13.56%	14.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 3000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 1,486,000,000
Holdings Count | Holding	1,624
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,486
Number of Holdings (excludes derivatives)	1,624
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$696,621
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	3.0

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Large Company ETF
Class Name	Schwab Fundamental U.S. Large Company ETF
Trading Symbol	FNDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$13	0.25% *
*
Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013)[1,2]	12.45%	27.87%	13.73%	14.39%
Russell 1000® Index[3]	12.10%	19.77%	12.10%	15.13%
RAFI Fundamental High Liquidity US Large Index[4]	12.56%	28.16%	N/A	N/A
Fundamental US Large Spliced Index	12.56%	28.16%	14.00%	14.65%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 27,594,000,000
Holdings Count | Holding	732
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$27,594
Number of Holdings (excludes derivatives)	732
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$746,179
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	3.1

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Small Company ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Small Company ETF
Class Name	Schwab Fundamental U.S. Small Company ETF
Trading Symbol	FNDA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$13	0.25% *
*
Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013)[1,2]	8.24%	20.36%	8.03%	10.62%
S&P 500® Index[3]	12.37%	20.38%	12.79%	15.37%
RAFI Fundamental High Liquidity US Small Index[4]	8.37%	20.63%	N/A	N/A
Fundamental US Small Spliced Index	8.37%	20.63%	8.24%	10.82%
Russell 2000® Index	13.01%	26.46%	6.85%	10.55%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 9,107,000,000
Holdings Count | Holding	916
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,107
Number of Holdings (excludes derivatives)	916
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	11%
Weighted Average Market Cap (millions)	$9,958
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.0

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental International Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Equity ETF
Class Name	Schwab Fundamental International Equity ETF
Trading Symbol	FNDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$13	0.25% *
*
Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013)[1,2,3]	5.91%	37.02%	14.79%	11.95%
MSCI EAFE® Index (Net)[4,5]	3.38%	21.62%	9.35%	9.54%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)[4,6]	5.98%	37.24%	N/A	N/A
Fundamental Developed ex US Large Spliced Index	5.98%	37.24%	14.83%	11.99%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 26,178,000,000
Holdings Count | Holding	889
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$26,178
Number of Holdings (excludes derivatives)	889
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Market Cap (millions)	$143,363
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.6

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS)
which
was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental International Small Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Small Equity ETF
Class Name	Schwab Fundamental International Small Equity ETF
Trading Symbol	FNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$20	0.39% *
*
Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013)[1,2,3]	1.93%	21.47%	8.44%	9.01%
MSCI EAFE® Index (Net)[4,5]	3.38%	21.62%	9.35%	9.54%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)[4,6]	1.97%	21.69%	N/A	N/A
Fundamental Developed ex US Small Spliced Index	1.97%	21.69%	8.70%	9.26%
S&P Developed ex-U.S. Small Cap Index (Net)[4]	-0.22%	18.37%	4.99%	8.10%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 3,183,000,000
Holdings Count | Holding	1,571
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,183
Number of Holdings (excludes derivatives)	1,571
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Market Cap (millions)	$6,658
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.4

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Fundamental Emerging Markets Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Emerging Markets Equity ETF
Class Name	Schwab Fundamental Emerging Markets Equity ETF
Trading Symbol	FNDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$20	0.39% *
*
Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013)[1,2,3]	4.90%	28.60%	10.35%	10.17%
MSCI Emerging Markets Index (Net)[4,5]	8.05%	39.25%	8.18%	9.29%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)[4,6]	4.95%	29.03%	N/A	N/A
Fundamental Emerging Markets Spliced Index	4.95%	29.03%	10.70%	10.63%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 10,339,000,000
Holdings Count | Holding	364
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$10,339
Number of Holdings (excludes derivatives)	364
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Market Cap (millions)	$208,078
Price/Earnings Ratio (P/E)	11.2
Price/Book Ratio (P/B)	1.4

Holdings [Text Block]
Sector Weightings % of Investments[1]

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Annualized.